Financial Risk Management - Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	₩ 7,461,181				₩ 7,088,162
Monetary liabilities denominated in foreign currencies	12,725,704				₩ 12,702,059
Currency risk [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	160,068	$ 124,901	€ 15,669	¥ 596,059
Monetary liabilities denominated in foreign currencies	1,949,485	$ 1,817,808	€ 63	¥ 169,729
Currency risk [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	133,836
Monetary liabilities denominated in foreign currencies	1,947,599
Currency risk [member] | Euro [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	20,044
Monetary liabilities denominated in foreign currencies	80
Currency risk [member] | Yen [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	5,658
Monetary liabilities denominated in foreign currencies	1,611
Currency risk [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [Line items]
Monetary assets denominated in foreign currencies	530
Monetary liabilities denominated in foreign currencies	₩ 195